united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

The Covered Bridge Fund - Class A (TCBAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.73%

How did the Fund perform during the reporting period?

The 12-month period ended September 30, 2024, further extended the multi-year equity rally. The CBOE S&P 500 BuyWrite index was up 18.31%. The Fund's class A shares performed as expected, up 16.65% over this period. The Fund generates income by selling covered calls on approximately half of each position. In the event of strong equity performance, this level of return is anticipated. The Fund had little-to-no exposure to the hypergrowth tech stocks known as the Magnificent 7 due to the Fund's mandate of owning dividend paying stocks. Even though these stocks represented a large portion of the index's return, the Fund was still able to achieve positive performance by focusing on dividend paying stocks and selling covered calls to generate income and avoid the more speculative, highly valued areas of the market.

For most of the fiscal year we saw growth stocks dominate market returns. However, this shifted in the quarter ended September 30, 2024 with dividend stocks substantially outperforming their peers. We believe this factor rotation has a long runway and we expect the Fund's underlying holdings to benefit from this shift. Information Technology was the top performing sector in the S&P 500 followed closely by Communication Services. Much of this appreciation was fueled by the rush into Artificial Intelligence. While we believe Al offers incredible excitement, we worry this part of the market could be ahead of itself for the immediate term and choose to limit the Fund's exposure. Even though the Fund was underweight in the sector, among the Fund's best performing investments over the period were Qualcomm, Oracle and Corning.

As we progressed through the first Fed Rate cut, the Fund's financial stocks and high dividend payers rallied and were among the best performers for the year. The Fund's holdings in

Truist Financial, US Bancorp and AT&T helped its performance.

The Energy sector and traditional pharmaceutical industry saw weakness throughout the fiscal year. Chevron, Bristol-Myers Squibb and Pfizer were underperformers in the Fund.

The Fund uses derivatives to primarily generate income and reduce risk. Covered call contracts helped the Fund generate income consistently throughout the fiscal year. At times, the Fund will carry a protective put in an effort to decrease volatility. Over this period, the put was a small drag on total return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Covered Bridge Fund - with load - $17,283
CBOE S&P 500® BuyWrite Index - $18,344
$20,000
$15,000
$10,000
$5,000
$0
$18,344
$17,283
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	The Covered Bridge Fund - with load	CBOE S&P 500® BuyWrite Index
Sep-2014	$9,475	$10,000
Sep-2015	$8,800	$10,036
Sep-2016	$9,995	$10,888
Sep-2017	$11,066	$12,285
Sep-2018	$12,032	$13,484
Sep-2019	$12,343	$13,335
Sep-2020	$10,651	$12,580
Sep-2021	$14,481	$15,235
Sep-2022	$13,379	$13,527
Sep-2023	$14,817	$15,506
Sep-2024	$17,283	$18,344

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Covered Bridge Fund
Without Load	16.65%	6.96%	6.20%
With Load	10.59%	5.81%	5.62%
CBOE S&P 500® BuyWrite Index	18.31%	6.59%	6.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$110,164,554
Number of Portfolio Holdings	113
Advisory Fee (net of waivers)	$1,048,452
Portfolio Turnover	125%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	3.9%
Purchased Options	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
15.2%
Technology
15.2%
Health Care
12.2%
Financials
11.7%
Energy
9.5%
Materials
7.1%
Consumer Discretionary
6.7%
Communications
5.9%
Utilities
5.8%
Industrials
5.3%
Money Market Funds
3.9%
Real Estate
1.4%
Equity Option
-0.9%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity Option	-0.9%
Real Estate	1.4%
Money Market Funds	3.9%
Industrials	5.3%
Utilities	5.8%
Communications	5.9%
Consumer Discretionary	6.7%
Materials	7.1%
Energy	9.5%
Financials	11.7%
Health Care	12.2%
Technology	15.2%
Consumer Staples	15.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	3.8%
QUALCOMM, Inc.	3.1%
Johnson & Johnson	3.0%
United Parcel Service, Inc., B	2.8%
Bristol-Myers Squibb Company	2.8%
Starbucks Corporation	2.6%
Pfizer, Inc.	2.6%
Hershey Company (The)	2.6%
Accenture plc, Class A	2.6%
US Bancorp	2.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

The Covered Bridge Fund - Class A (TCBAX )

Annual Shareholder Report - September 30, 2024

Additional information is available on the Fund's website ( thecoveredbridgefund.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TCBAX

The Covered Bridge Fund - Class I (TCBIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.48%

How did the Fund perform during the reporting period?

The 12-month period ended September 30, 2024, further extended the multi-year equity rally. The CBOE S&P 500 BuyWrite index was up 18.31%. The Fund's class I shares performed as expected, up 16.97% over this period. The Fund generates income by selling covered calls on approximately half of each position. In the event of strong equity performance, this level of return is anticipated. The Fund had little-to-no exposure to the hypergrowth tech stocks known as the Magnificent 7 due to the Fund's mandate of owning dividend paying stocks. Even though these stocks represented a large portion of the index's return, the Fund was still able to achieve positive performance by focusing on dividend paying stocks and selling covered calls to generate income and avoid the more speculative, highly valued areas of the market.

For most of the fiscal year we saw growth stocks dominate market returns. However, this shifted in the quarter ended September 30, 2024 with dividend stocks substantially outperforming their peers. We believe this factor rotation has a long runway and we expect the Fund's underlying holdings to benefit from this shift. Information Technology was the top performing sector in the S&P 500 followed closely by Communication Services. Much of this appreciation was fueled by the rush into Artificial Intelligence. While we believe Al offers incredible excitement, we worry this part of the market could be ahead of itself for the immediate term and choose to limit the Fund's exposure. Even though the Fund was underweight in the sector, among the Fund's best performing investments over the period were Qualcomm, Oracle and Corning.

As we progressed through the first Fed Rate cut, the Fund's financial stocks and high dividend payers rallied and were among the best performers for the year. The Fund's holdings in

Truist Financial, US Bancorp and AT&T helped its performance.

The Energy sector and traditional pharmaceutical industry saw weakness throughout the fiscal year. Chevron, Bristol-Myers Squibb and Pfizer were underperformers in the Fund.

The Fund uses derivatives to primarily generate income and reduce risk. Covered call contracts helped the Fund generate income consistently throughout the fiscal year. At times, the Fund will carry a protective put in an effort to decrease volatility. Over this period, the put was a small drag on total return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Covered Bridge Fund - $18,701
CBOE S&P 500® BuyWrite Index - $18,344
$20,000
$15,000
$10,000
$5,000
$0
$18,701
$18,344
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	The Covered Bridge Fund	CBOE S&P 500® BuyWrite Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,320	$10,036
Sep-2016	$10,600	$10,888
Sep-2017	$11,767	$12,285
Sep-2018	$12,826	$13,484
Sep-2019	$13,193	$13,335
Sep-2020	$11,422	$12,580
Sep-2021	$15,560	$15,235
Sep-2022	$14,408	$13,527
Sep-2023	$15,988	$15,506
Sep-2024	$18,701	$18,344

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Covered Bridge Fund	16.97%	7.23%	6.46%
CBOE S&P 500® BuyWrite Index	18.31%	6.59%	6.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$110,164,554
Number of Portfolio Holdings	113
Advisory Fee (net of waivers)	$1,048,452
Portfolio Turnover	125%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	3.9%
Purchased Options	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity Option	-0.9%
Real Estate	1.4%
Money Market Funds	3.9%
Industrials	5.3%
Utilities	5.8%
Communications	5.9%
Consumer Discretionary	6.7%
Materials	7.1%
Energy	9.5%
Financials	11.7%
Health Care	12.2%
Technology	15.2%
Consumer Staples	15.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	3.8%
QUALCOMM, Inc.	3.1%
Johnson & Johnson	3.0%
United Parcel Service, Inc., B	2.8%
Bristol-Myers Squibb Company	2.8%
Starbucks Corporation	2.6%
Pfizer, Inc.	2.6%
Hershey Company (The)	2.6%
Accenture plc, Class A	2.6%
US Bancorp	2.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

The Covered Bridge Fund - Class I (TCBIX )

Annual Shareholder Report - September 30, 2024

Additional information is available on the Fund's website ( thecoveredbridgefund.com/literature/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TCBIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       N/A

(c)        During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)        During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)       N/A

(f)       See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $14,000

2023 –$13,650

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None

2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $3,250

2023 –$3,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2023, respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)        Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements
September 30, 2024

Investor Information: 1-855-525-2151

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Covered Bridge Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 0.6%
5,500	RTX Corporation^	$666,380

	APPAREL & TEXTILE PRODUCTS - 2.3%
17,800	NIKE, Inc., Class B^	1,573,520
50,000	VF Corporation^	997,500
		2,571,020
	ASSET MANAGEMENT - 1.3%
1,500	BlackRock, Inc.^ (c)	1,424,265

	BANKING - 9.3%
30,000	Bank of America Corporation^	1,190,400
10,000	JPMorgan Chase & Company^	2,108,600
60,000	Truist Financial Corporation^	2,566,200
59,900	US Bancorp^	2,739,186
30,000	Wells Fargo & Company^(c)	1,694,700
		10,299,086
	BIOTECH & PHARMA - 10.1%
60,000	Bristol-Myers Squibb Company^(c)	3,104,400
22,000	Gilead Sciences, Inc.^	1,844,480
20,000	Johnson & Johnson^(c)	3,241,200
100,000	Pfizer, Inc. (c)	2,894,000
		11,084,080
	CABLE & SATELLITE - 1.0%
26,000	Comcast Corporation, Class A^	1,086,020

	CHEMICALS - 6.4%
10,500	Avery Dennison Corporation^(c)	2,317,980
15,000	CF Industries Holdings, Inc.^	1,287,000
75,000	Chemours Company^ (c)	1,524,000
40,000	Nutrien Ltd. (c)	1,922,400
		7,051,380
	DIVERSIFIED INDUSTRIALS - 1.9%
10,000	Honeywell International, Inc.^	2,067,100

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	ELECTRIC UTILITIES - 5.8%
40,000	CenterPoint Energy, Inc.^	$1,176,800
30,000	Dominion Energy, Inc.^	1,733,700
10,000	Duke Energy Corporation^	1,153,000
28,000	Sempra^	2,341,640
		6,405,140
	FOOD - 7.1%
28,000	General Mills, Inc.^	2,067,800
15,000	Hershey Company^	2,876,700
37,500	Hormel Foods Corporation^(c)	1,188,750
47,000	Kraft Heinz Company	1,650,170
		7,783,420
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
11,000	Morgan Stanley^	1,146,640

	LEISURE FACILITIES & SERVICES - 2.7%
30,000	Starbucks Corporation^	2,924,700

	LEISURE PRODUCTS - 0.7%
10,000	Hasbro, Inc.^ (c)	723,200

	MEDICAL EQUIPMENT & DEVICES - 2.1%
26,000	Medtronic PLC^(c)	2,340,780

	METALS & MINING - 0.7%
40,000	Barrick Gold Corporation^	795,600

	OIL & GAS PRODUCERS - 7.8%
14,000	Chevron Corporation	2,061,780
15,000	EOG Resources, Inc.^	1,843,950
25,000	Expand Energy Corporation	2,056,250
22,000	Exxon Mobil Corporation^(c)	2,578,840
		8,540,820

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
45,000	Schlumberger Ltd.^	$1,887,750

	RETAIL - CONSUMER STAPLES - 5.1%
12,000	Dollar General Corporation^	1,014,840
20,000	Kroger Company (The)^	1,146,000
15,000	Target Corporation^	2,337,900
120,000	Walgreens Boots Alliance, Inc. (c)	1,075,200
		5,573,940
	RETAIL - DISCRETIONARY - 1.1%
56,000	Kohl’s Corporation^	1,181,600

	SEMICONDUCTORS - 5.6%
70,000	Intel Corporation(c)	1,642,200
14,000	Microchip Technology, Inc.^	1,124,060
20,000	QUALCOMM, Inc.^	3,401,000
		6,167,260
	SOFTWARE - 3.5%
5,000	Microsoft Corporation^	2,151,500
10,000	Oracle Corporation^(c)	1,704,000
		3,855,500
	TECHNOLOGY HARDWARE - 3.2%
50,000	Cisco Systems, Inc.^ (c)	2,661,000
20,000	Corning, Inc.^	903,000
		3,564,000
	TECHNOLOGY SERVICES - 2.9%
8,000	Accenture plc, Class A^	2,827,840
1,800	International Business Machines Corporation^	397,944
		3,225,784
	TELECOMMUNICATIONS - 4.9%
120,000	AT&T, Inc.^(c)	2,640,000
61,000	Verizon Communications, Inc. (c)	2,739,510
		5,379,510

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	TIMBER REIT - 1.4%
45,000	Weyerhaeuser Company^	$1,523,700

	TOBACCO & CANNABIS - 0.9%
20,000	Altria Group, Inc.^	1,020,800

	TRANSPORTATION & LOGISTICS - 2.8%
23,000	United Parcel Service, Inc., B^(c)	3,135,820

	WHOLESALE - CONSUMER STAPLES - 2.1%
30,000	Sysco Corporation^	2,341,800

	TOTAL COMMON STOCKS (Cost $118,682,135)	105,767,095

	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
63,442	First American Treasury Obligations Fund, Class X, 4.81%(a)(c)	63,442
4,191,254	JPMorgan US Treasury Plus Money Market Fund, Class L, 4.79%(a)	4,191,254
	TOTAL MONEY MARKET FUNDS (Cost $4,254,696)	4,254,696

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,254,696)	4,254,696

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED* - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
500	SPDR S&P 500 ETF Trust	12/20/2024	$540	$28,688,000	$329,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $323,080)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $323,080)				329,000

	TOTAL INVESTMENTS - 100.2% (Cost $123,259,911)				$110,350,791
	CALL OPTIONS WRITTEN - (1.2)% (Premiums received - $1,091,441)				(1,332,105)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%				1,145,868
	NET ASSETS - 100.0%				$110,164,554

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Contracts(b)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (1.2)%
	CALL OPTIONS WRITTEN- (1.2)%
40	Accenture plc	10/18/2024	$340	$1,413,920	$53,600
100	Altria Group, Inc.	10/18/2024	50	510,400	14,000
400	AT&T, Inc.	10/18/2024	22	880,000	25,200
45	Avery Dennison Corporation	10/18/2024	210	993,420	60,975
150	Bank of America Corporation	10/18/2024	40	595,200	14,400
200	Barrick Gold Corporation	10/18/2024	20	397,800	11,400
10	BlackRock, Inc.	10/18/2024	930	949,510	33,600
100	Bristol-Myers Squibb Company	10/18/2024	51	517,400	13,000
200	CenterPoint Energy, Inc.	10/18/2024	28	588,400	32,500
75	CF Industries Holdings, Inc.	10/18/2024	83	643,500	30,000
250	Chemours Company (The)	10/18/2024	19	508,000	41,750
50	Chesapeake Energy Corporation	10/18/2024	78	411,250	32,500
50	Chesapeake Energy Corporation	10/18/2024	83	411,250	13,550
100	Cisco Systems, Inc.	10/18/2024	52	532,200	12,500
150	Cisco Systems, Inc.	10/18/2024	53	798,300	15,150
130	Comcast Corporation	11/15/2024	40	543,010	34,450
100	Corning, Inc.	10/18/2024	44	451,500	16,200
60	Dollar General Corporation	11/15/2024	90	507,420	12,900
100	Dominion Energy, Inc.	10/18/2024	58	577,900	11,500
50	Duke Energy Corporation	10/18/2024	115	576,500	9,750
75	EOG Resources, Inc.	10/18/2024	130	921,975	2,700
40	Exxon Mobil Corporation	10/18/2024	114	468,880	17,000
70	Exxon Mobil Corporation	10/18/2024	115	820,540	26,600
140	General Mills, Inc.	10/18/2024	75	1,033,900	7,000
110	Gilead Sciences, Inc.	10/18/2024	83	922,240	24,750
50	Hasbro, Inc.	10/18/2024	70	361,600	15,750
75	Hershey Company (The)	10/18/2024	195	1,438,350	16,125
50	Honeywell International, Inc.	10/18/2024	208	1,033,550	15,600
125	Hormel Foods Corporation	10/18/2024	32	396,250	4,125
18	International Business Machines Corporation	10/18/2024	215	397,944	14,418
50	Johnson & Johnson	10/18/2024	165	810,300	9,450
50	JPMorgan Chase & Company	10/18/2024	210	1,054,300	25,550
280	Kohl’s Corporation	11/15/2024	20	590,800	63,280
100	Kroger Company (The)	10/18/2024	55	573,000	27,200
130	Medtronic plc	10/18/2024	90	1,170,390	19,890
70	Microchip Technology, Inc.	11/15/2024	83	562,030	27,300
25	Microsoft Corporation	11/15/2024	435	1,075,750	36,600
55	Morgan Stanley	10/18/2024	100	573,320	28,325
58	NIKE, Inc.	10/18/2024	85	512,720	31,494
50	Oracle Corporation	10/18/2024	170	852,000	17,700
100	QUALCOMM, Inc.	10/18/2024	170	1,700,500	58,000
55	RTX Corporation	10/18/2024	120	666,380	13,640

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (1.2)%
	CALL OPTIONS WRITTEN- (1.2)% (Continued)
150	Schlumberger N.V.	10/18/2024	$45	$629,250	$5,250
140	Sempra	10/18/2024	85	1,170,820	11,200
150	Starbucks Corporation	10/18/2024	95	1,462,350	57,750
100	Sysco Corporation	10/18/2024	75	780,600	34,000
75	Target Corporation	10/18/2024	158	1,168,950	21,000
195	Truist Financial Corporation	10/18/2024	43	834,015	25,155
50	United Parcel Service, Inc.	10/18/2024	130	681,700	37,500
299	US Bancorp	10/18/2024	45	1,367,327	46,328
250	VF Corporation	11/15/2024	20	498,750	44,750
150	Wells Fargo & Company	10/18/2024	55	847,350	39,750
150	Weyerhaeuser Company	10/18/2024	33	507,900	18,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,091,441)				1,332,105

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,091,441)				$1,332,105

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

*	Non-income producing security.

^	Security is subject written call options.

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Portfolio Composition as of September 30, 2024

Breakdown by Sector

Percent of Net Assets
Common Stocks	96.0%
Technology	15.2%
Consumer Staples	15.2%
Health Care	12.2%
Financials	11.7%
Energy	9.5%
Materials	7.1%
Consumer Discretionary	6.7%
Communications	5.9%
Utilities	5.8%
Industrials	5.3%
Real Estate	1.4%
Put Options Purchased	0.3%
Call Options Written	(1.2)%
Short-Term Investments	3.9%
Other Assets Less Liabilities	1.0%
Net Assets	100.0%

Breakdown by Country

Percent of
Net Assets
Common Stocks	96.0%
United States	88.8%
Ireland	4.7%
Canada	2.5%
Put Options Purchased	0.3%
Short-Term Investments	3.9%
Call Options Written	(1.2)%
Other Assets Less Liabilities	1.0%
Net Assets	100.0%

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments in Securities at Value (cost $123,259,911)	$110,350,791
Deposits with Broker for Options Written	864,350
Receivable for Fund Shares Sold	266,153
Dividend and Interest Receivable	144,333
Receivable for Investments Sold	4,500
Prepaid Expenses and Other Assets	23,405
Total Assets	111,653,532

Liabilities:
Options Written, at value (premiums received $1,091,441)	1,332,105
Investment Advisory Fees Payable	107,892
Payable to Related Parties	26,186
Payable for Fund Shares Redeemed	5,726
Distribution (12b-1) Fees Payable	2,119
Accrued Expenses and Other Liabilities	14,950
Total Liabilities	1,488,978

Net Assets	$110,164,554

Class A Shares:
Net Assets (Unlimited shares of no par value beneficial interest authorized; (1,135,330 shares of beneficial interest outstanding)	$10,451,668
Net Asset Value and Redemption Price Per Share (a) ($10,451,668/1,135,330 shares of beneficial interest outstanding)	$9.21
Maximum Offering Price Per Share (Maximum sales charge of 5.25%)	$9.72

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; (10,909,287 shares of beneficial interest outstanding)	$99,712,886
Net Asset Value, Offering and Redemption Price Per Share (a) ($99,712,886/10,909,287 shares of beneficial interest outstanding)	$9.14

Composition of Net Assets:
Paid-in-Capital	$121,531,020
Accumulated Losses	(11,366,466)
Net Assets	$110,164,554

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 90 days.

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

Investment Income:
Dividend Income (Less $14,207 Foreign Taxes)	$3,514,024
Interest Income	386,629
Total Investment Income	3,900,653

Expenses:
Investment Advisory Fees	1,121,002
Administration Fees	142,820
Interest Expense	90,466
Transfer Agent Fees	75,185
Third Party Administrative Servicing Fees	71,580
Registration & Filing Fees	54,655
Fund Accounting Fees	52,499
Distribution (12b-1) Fees - Class A	29,833
Chief Compliance Officer Fees	29,563
Legal Fees	21,001
Audit Fees	17,496
Trustees’ Fees	17,450
Printing Expense	14,999
Custody Fees	14,197
Insurance Expense	3,981
Miscellaneous Expenses	5,142
Total Expenses	1,761,869
Less: Fee Waived by Adviser	(72,550)
Net Expenses	1,689,319
Net Investment Income	2,211,334

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments and Options Purchased	3,298,862
Options Written	4,935,925
Total Net Realized Gain	8,234,787

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Options Purchased	7,554,610
Options Written	(350,921)
Foreign Currency Translations	6
Total Net Change in Unrealized Appreciation	7,203,695

Net Realized and Unrealized Gain on Investments	15,438,482

Net Increase in Net Assets Resulting From Operations	$17,649,816

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
Operations:
Net Investment Income	$2,211,334	$2,399,414
Net Realized Gain	8,234,787	7,827,210
Net Change in Unrealized Appreciation	7,203,695	1,388,600
Net Increase in Net Assets Resulting From Operations	17,649,816	11,615,224

Distributions to Shareholders From:
Distributable Earnings
Class A ($0.74 and $0.77, respectively)	(955,205)	(1,464,397)
Class I ($0.76 and $0.79, respectively)	(8,500,851)	(9,219,820)
Net Decrease in Net Assets From Distributions to Shareholders	(9,456,056)	(10,684,217)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (11,084 and 467,561 shares, respectively)	100,197	4,316,976
Distributions Reinvested (104,769 and 160,119 shares, respectively)	937,834	1,440,691
Redemption Fee Proceeds	524	768
Cost of Shares Redeemed (716,933 and 640,619 shares, respectively)	(6,343,894)	(5,782,715)
Total Class A	(5,305,339)	(24,280)

Class I
Proceeds from Shares Issued (1,010,051 and 2,236,849 shares, respectively)	8,960,934	20,540,795
Distributions Reinvested (780,904 and 831,602 shares, respectively)	6,949,826	7,415,124
Redemption Fee Proceeds	4,218	4,676
Cost of Shares Redeemed (3,080,389 and 1,746,997 shares, respectively)	(27,349,843)	(15,950,206)
Total Class I	(11,434,865)	12,010,389

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,740,204)	11,986,109

Total Increase (Decrease) in Net Assets	(8,546,444)	12,917,116

Net Assets:
Beginning of Year	118,710,998	105,793,882
End of Year	$110,164,554	$118,710,998

See accompanying notes to financial statements.

The Covered Bridge Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year	$8.57	$8.42	$9.82	$7.71	$9.48
Increase (Decrease) From Operations:
Net investment income (1)	0.16	0.16	0.12	0.12	0.13
Net realized and unrealized gain (loss) on Investments	1.22	0.76	(0.80)	2.64	(1.40)
Total from operations	1.38	0.92	(0.68)	2.76	(1.27)
Less Distributions:
From net investment income	(0.16)	(0.15)	(0.12)	(0.11)	(0.09)
From net realized gain	(0.58)	(0.62)	(0.60)	(0.54)	(0.30)
From return of capital	—	—	—	—	(0.11)
Total Distributions	(0.74)	(0.77)	(0.72)	(0.65)	(0.50)
Paid in capital from redemption fees (1), (3)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$9.21	$8.57	$8.42	$9.82	$7.71
Total Return (2)	16.65%	10.74%	(7.61)%	35.96%	(13.71)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,452	$14,874	$14,730	$16,009	$11,313
Ratio of expenses to average net assets:
before reimbursement (4)	1.80%	1.76%	1.67%	1.73%	1.79%
net of reimbursement	1.73%	1.71%	1.67%	1.69%	1.70%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.72%	1.70%	1.65%	1.69%	1.74%
net of reimbursement	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets	1.80%	1.74%	1.18%	1.20%	1.49%
Portfolio turnover rate	125%	154%	147%	232%	204%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of sales loads and redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

The Covered Bridge Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year	$8.51	$8.37	$9.77	$7.68	$9.44
Increase (Decrease) From Operations:
Net investment income (1)	0.18	0.18	0.14	0.14	0.15
Net realized and unrealized gain (loss) on Investments	1.21	0.75	(0.80)	2.63	(1.38)
Total from operations	1.39	0.93	(0.66)	2.77	(1.23)
Less Distributions:
From net investment income	(0.18)	(0.17)	(0.14)	(0.14)	(0.12)
From net realized gain	(0.58)	(0.62)	(0.60)	(0.54)	(0.30)
From return of capital	—	—	—	—	(0.11)
Total Distributions	(0.76)	(0.79)	(0.74)	(0.68)	(0.53)
Paid in capital from redemption fees (1), (3)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$9.14	$8.51	$8.37	$9.77	$7.68
Total Return (2)	16.97%	10.96%	(7.40)%	36.23%	(13.42)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$99,713	$103,837	$91,064	$89,352	$70,696
Ratio of expenses to average net assets:
before reimbursement (4)	1.55%	1.51%	1.42%	1.48%	1.54%
net of reimbursement	1.48%	1.46%	1.42%	1.44%	1.45%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.47%	1.45%	1.40%	1.44%	1.49%
net of reimbursement	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	2.03%	1.99%	1.43%	1.46%	1.74%
Portfolio turnover rate	125%	154%	147%	232%	204%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

The Covered Bridge Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek current income and realized gains from writing options with capital appreciation as a secondary objective. The Fund commenced operations on October 1, 2013.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.25%. Class I shares are offered at net asset value. The Fund charges a fee of 1.00% on redemptions of shares held for less than 90 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) No. 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider the following factors, among others, to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of September 30, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$105,767,095	$—	$—	$105,767,095
Short-Term Investments	4,254,696	—	—	4,254,696
Put Options Purchased	329,000	—	—	329,000
Total	$110,350,791	$—	$—	$110,350,791
Liabilities
Call Options Written	(1,250,255)	(81,850)	—	(1,332,105)
Total	$(1,250,255)	$(81,850)	$—	$(1,332,105)

The Fund did not hold any Level 3 securities during the year ended September 30, 2024.

*	Please refer to the Schedule of Investments for Industry Classification.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Foreign Currency Translations – The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of September 30, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2024:

Derivative Investments Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$329,000
Options Written	Equity	Options Written, at value	(1,332,105)

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the year ended September 30, 2024:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments and Options Purchased	$(1,464,633)
Options Written	Equity	Net Realized Gain on Options Written	4,935,925
Options Purchased	Equity	Net Change in Unrealized Appreciation (Depreciation) on Investments and Options Purchased	(566,877)
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	(350,921)

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 – September 30, 2023, or expected to be taken in the Fund’s September 30, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. As of September 30, 2024, the Fund held $864,350 in cash at Interactive Brokers.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Stonebridge Capital Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets. For the year ended September 30, 2024, the Adviser earned management fees of $1,121,002.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual and indemnification of Fund service providers (other than the Adviser))) at least until February 1, 2025, so that the total annual operating expenses of the Fund do not exceed 1.65% and

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

1.40% of the average daily net assets for its Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at time of waiver, within three years of when the amounts were waived. During the year ended September 30, 2024, the Adviser waived $72,550 in fees pursuant to its contractual agreement.

As of September 30, 2024, the following amounts are subject to recapture by the Adviser by September 30 of the following years:

2025	2026	2027	Total
$—	$53,193	$72,550	$125,743

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of Class A shares. For the year ended September 30, 2024, pursuant to the Plan, the Fund paid $29,833. No such fees are payable with respect to Class I shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the year ended September 30, 2024, the Distributor did not receive any underwriting commissions for sales of the Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended September 30, 2024, amounted to $130,792,591 and $145,409,772, respectively.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The Fund received redemption fees of $4,742 and $5,444, for the year ended September 30, 2024, and the year ended September 30, 2023, respectively.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments (including open positions in written options) in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$122,316,411	$2,547,779	$(15,845,504)	$(13,297,725)

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2024, and September 30, 2023, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$9,442,027	$10,684,217
Long-Term Capital Gain	14,029	—
	$9,456,056	$10,684,217

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Losses)
$1,962,654	$—	$—	$—	$(31,285)	$(13,297,835)	$(11,366,466)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

During the fiscal year ended September 30, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2024, as follows:

Paid In	Accumulated
Capital	Losses
$376,155	$(376,155)

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Charles Schwab & Co, Inc. and Pershing LLC, accounts holding shares for the benefit of others in nominee name, held approximately 57% and 27%, respectively, of the voting securities of the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of either class.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Covered Bridge Fund and Board of Trustees of
Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Covered Bridge Fund (the “Fund “), a series of Northern Lights Fund Trust III, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended September 30, 2022 and prior, were audited by other auditors whose report dated November 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

The Covered Bridge Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2024

Renewal of Advisory Agreement *

In connection with a meeting held on August 21-22, 2024, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to The Covered Bridge Fund (“Covered Bridge”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Covered Bridge and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser was founded in 1997 and had approximately $1.9 billion in assets under management. The Board reviewed the background of the Adviser’s key investment personnel, taking into consideration their education and financial industry experience. The Board discussed that the Adviser provided customized investment management services and solutions catered to the individual financial needs of the Adviser’s clients. The Board noted that the Adviser’s investment process screened for and selected large cap equity securities based on fundamental data that focused on above average dividends, dividend payout ratios, and qualitative factors. The Board noted that Covered Bridge held approximately 40-60 securities, sold call options on approximately half of the portfolio and wrote put options on securities the Adviser that it might be willing to purchase at lower prices. The Board commented that the Adviser utilized economic forecasting and macro analysis to target sectors and industries it believed were best positioned to strengthen throughout the period. The Board noted that the Adviser had an experienced team of research analysts and option strategists supporting Covered Bridge. The Board observed that the Adviser’s chief compliance officer monitored trading activities and compliance with Covered Bridge’s investment limitations by comparing a summary of portfolio statistics to the investment limitations. The Board acknowledged that the Adviser selected and approved broker-dealers based on best execution. The Board noted that the Adviser did not utilize artificial intelligence in any operational or investment procedures and did not anticipate using artificial intelligence in the future. The Board recognized that the Adviser reported no cybersecurity incidents, no material compliance or litigation issues since the most recent advisory agreement renewal. The Board concluded that it could expect the Adviser to continue providing satisfactory service to Covered Bridge and its shareholders.

Performance. The Board commented that Covered Bridge had earned a 3-star Morningstar rating and had positive performance across all periods though it had underperformed its Morningstar category and benchmark over the 1-year, 3-year, and 5-year periods and trailed its peer group over the same periods. The Board noted that Covered Bridge outperformed its peer group since its inception period. The Board acknowledged that the Adviser attributed Covered

The Covered Bridge Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2024

Bridge’s underperformance to its relatively small exposure to technology stocks, which had experienced tremendous growth in the past few years. The Board agreed that performance was acceptable.

Fees and Expenses. The Board recognized that the Adviser’s advisory fee was the highest of its Morningstar category and was tied with the high of its peer group. The Board observed that Covered Bridge’s net expense ratio was the highest of its Morningstar category. The Board recalled that the Adviser believed its advisory fee was appropriate due in part to the complexity of the covered call options in Covered Bridge’s strategy and the additional resources required to utilize individual equity options on each position compared to many of its peers using an options strategy. Given these considerations, the Board concluded that the Adviser’s advisory fee was not unreasonable.

Economies of Scale. The Board discussed Covered Bridge’s size and its prospects for growth, concluding that the Adviser had not yet achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as Covered Bridge reached a specified level of assets. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis and acknowledged that the Adviser had earned a reasonable profit in connection with its management of Covered Bridge. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Covered Bridge and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Covered Bridge.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-525-2151.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)
/s/ Brian Curley
Brian Curley, President

Date	11/27/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	11/27/24

By (Signature and Title)
/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	11/27/24